INCOME TAXES Schedule of reconciliation of the total amounts of unrecognized tax benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Reconciliation of the total amounts of unrecognized tax benefits
Unrecognized tax benefits, beginning of year	$ 4,346	$ 5,913
Increases — tax positions taken in prior periods	633	78
Increases — tax positions taken in current period	74	115
Settlements and lapses of statute of limitations	(724)	(1,760)
Unrecognized tax benefits, end of year	$ 4,329	$ 4,346